Business Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
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Business Acquisitions
3.	Business Acquisitions
As part of our business strategy, we have acquired, and may acquire in the future, certain businesses and technologies primarily to expand our service offerings.
2021 Acquisition
On April 1, 2021 the Group acquired all the outstanding equity interests of Meritage Medical Network (“Meritage”), a California professional corporation, for total consideration of $16,184 thousand in consideration net of cash acquired of $14,043 thousand, of which $13,835 thousand related to cash consideration and $3,122 thousand related to the fair value of warrants issued to the former shareholders of Meritage. This acquisition is intended to expand the growth of our value-based care services to patients within the Meritage network.
We accounted for this acquisition under the acquisition method of accounting and have reported the results of operations as of the acquisition date. The intangible assets acquired include customer relationships, tradenames, physician networks and a license. We based the estimated fair value of customer relationship intangibles using an income approach, utilizing the excess earnings method for customer relationships. This form of the income approach utilizes management’s estimates of future operating results and cash flows using a weighted average cost of capital that reflects market participant assumptions. We based the estimate fair value of tradenames and the license using a cost approach that reflects the costs necessary to replace the service capacity of the acquired assets. We based the estimated fair value of the tradename using an income approach, utilizing the relief from royalty method. This form of the income approach utilizes management’s estimates of future operating results and cash flows using a royalty rate that reflects market participant assumptions. Other significant judgements used in the valuation of tangible liabilities assumed in the acquisition included a valuation of the healthcare related liabilities acquired, which were primarily based on historical claims experience to estimate the liability on the acquisition date. The Group has recorded the excess of the fair value of the consideration transferred in the acquisitions over the fair value of net assets acquired as goodwill. The goodwill reflects our expectations of favourable future growth opportunities, anticipated synergies through the use of our digital healthcare platform and the assembled workforce. We expect that the majority of the goodwill acquired in the acquisition will not be deductible for corporate income tax purposes.
Acquisition related costs are included in selling, general and administrative expenses in our interim financial statements. Total acquisition-related costs incurred during the six months ended June 30, 2021 and 2020 were $162 thousand and $0, respectively.
Purchase Price Allocation
We have performed a preliminary valuation analysis of the fair market value of the assets acquired and liabilities assumed in the acquisition. The final purchase price allocations will be determined when we have completed and fully reviewed the detailed valuations and could differ materially from the preliminary allocation. The final allocation may include changes of acquired intangible assets as well as goodwill and other changes to assets and liabilities, including deferred taxes. The estimated useful lives of acquired intangible assets are also preliminary.
The aggregate purchase price of the acquisition has been allocated on a preliminary basis as follows:

2021
$’000
Cash paid, net of cash acquired	13,835
Issuance of warrants	2,349

Aggregate purchase price	16,184

Accounts receivable	1,534
Customer relationships	10,800
Physician’s network	3,500
Trademark	1,900
License	590
Healthcare related liabilities	(11,247)
Other assets and liabilities, net	(4,364)

Net assets acquired	2,713

Amount allocated to goodwill	13,471
Total revenues attributable to the acquisition of Meritage were approximately $15,323 thousand for the six months ended June 30, 2021. Net losses attributable to the acquisition of Meritage since the acquisition was $2,019 thousand for the six months ended June 30, 2021. If the acquisition had occurred on January 1, 2021, management estimates that consolidated revenue would have been $144,116 thousand (higher by $15,345 thousand) and consolidated losses would have been $75,221 thousand (lower by $568 thousand) for the six months ended June 30, 2021. In determining these amounts, management has assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2021.

5.	Business Acquisitions
As part of our business strategy, we have acquired, and may acquire in the future, certain businesses and technologies primarily to expand our service offerings.
Acquisitions in the current period
On October 1, 2020, the Group entered into an Asset Purchase Agreement to acquire the contracts of the Fresno Health Care business of FirstChoice Medical Group (together, “Fresno”) for $25,671 thousand of cash consideration. The acquisition of the contracts and transfer of related operational processes is required to be accounted for under IFRS 3
.
The Group incurred $654 thousand of direct costs for legal, financial advisory, tax, and other services related to the transaction. These are operating costs which have been expensed to sales, general and administrative expenses during the period in which they were incurred and are final.
The estimated fair value of assets acquired as of the acquisition date were as follows:

Recognized values on acquisition
$‘000
Acquiree’s net assets at the acquisition date:
Intangible assets	7,900
Right-of-use asset	153
Lease liability	(153)

Net identifiable assets and liabilities	7,900
Goodwill	17,771

Consideration paid	25,671

The assets acquired include customer relationships, trademarks and trade names, and physician networks. To determine the fair value of the acquired assets the Company used the present value of future cash flows for customer relationships, the expected revenue attributable over ten years with a 0.5% royalty rate and 10% discount rate for trademarks and trade names, and the expected replacement costs over two years for physician networks.
The purchase price of $25,671 thousand exceeded the fair value of the net assets acquired from Fresno by approximately $17,771 thousand and was recorded as goodwill, which has been allocated to the Fresno CGU. Goodwill represents benefits from Fresno’s assembled workforce and expected synergies and has been calculated by subtracting the fair value of net assets acquired from the consideration paid.
Total revenues attributable to the assets acquired from Fresno since the acquisition were approximately $16,085 thousand for the year ended December 31, 2020. Net loss attributable to the assets acquired from Fresno since the acquisition was $2,766 thousand for the year ended December 31, 2020. If the acquisition had occurred on January 1, 2020, management estimates that consolidated revenue would have been $128,294 thousand (higher by $49,022 thousand) and consolidated losses would have been $179,355 thousand (lower by $3,982 thousand) for the year ended December 31, 2020. In determining these amounts, management has assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2020.
Fiscal Year 2019 Acquisitions
In fiscal year 2019, the Group acquired preference shares in Health Innovators Inc. for initial consideration of $4,000 thousand satisfied in cash. As a result, the Group has rights associated with the ownership of 56,678 thousand shares (approximately 80% ownership), subject to further investments, repurchase by Health Innovators Inc. if further investments were not made, and restrictions and limitations in Health Innovators Inc’s charter and the stock purchase agreement through which the Group made its investment. Additionally, the Group has power over the investee, exposure and rights to variable returns and the ability to influence returns, giving the group control over the investee.
Taking control of Health Innovators Inc. enables the Group to provide accessible and affordable healthcare as Health Innovators Inc. provides secondary – specifically, post-surgical – care to patients.
Effect of acquisition
The acquisition had the following effect on the Group’s assets and liabilities.

Recognized values on acquisition
$‘000
Acquiree’s net assets at the acquisition date:
Intangible assets	940
Working capital	27
Cash and cash equivalents	4,230
Deferred tax liabilities	(160)
Debt	(1,098)

Net identifiable assets and liabilities	3,939
Goodwill	61

Consideration paid	4,000

Goodwill of $61 thousand has arisen on the acquisition of Health Innovators Inc.
For the three months ended December 31, 2019, Health Innovators Inc. contributed revenue of $1 thousand and losses after tax of $845 thousand to the Group’s results. If the acquisition had occurred on January 1, 2019, management estimates that consolidated revenue for the year ended December 31, 2019 would have been $16,034 thousand (remained unchanged) and consolidated losses for the financial year would have been $141,326 thousand (higher by $1,039 thousand). In determining these amounts, management has assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2019.
Babylon Holdings Limited has the option to increase their investment in stages, exercisable for a period of
4-years.
The investment option is considered a derivative and has no impact to the consolidated financial statements given it is eliminated upon consolidation.
Management has elected to recognize
non-controlling
interest (“NCI”) on the proportionate basis. In the event of a liquidation, Babylon has a preferential right to recover amounts invested prior to any distribution to other shareholders or Babylon will receive its percentage of net assets of Health Innovators, whichever is greater. On the acquisition date, the net assets of Health Innovators were valued at $3,939 thousand which was less than the priority payment of $4,000 thousand. Net assets at December 31, 2019 and December 31, 2020 were lower than Babylon’s total investment at that date. As a result, in the Consolidated Statement of Financial Position as of December 31, 2019 and December 31, 2020, Babylon consolidated 100.0% of Health Innovators Inc.’s net assets and no NCI has been recognized.
In fiscal year 2020, Babylon invested further in Health Innovators Inc. for consideration of $6,640 thousand satisfied in cash. There was no impact on the consolidated statement of cash flows from this event, as 100% of Health Innovators Inc. is consolidated. Ownership rights remain associated with the ownership of 56,678 thousand shares (approximately 80% ownership), provided that certain rights are governed by Health Innovators Inc.’s charter and the stock purchase agreement that Babylon entered into with Health Innovators Inc. and its primary founder. Health Innovators Inc. continues to evaluate future funding needs and alternatives, including through discussions with Babylon. To the extent that Health Innovators Inc. is unable to obtain the future funding it requires, there may be an indication that our intangible assets relating to Health Innovators Inc are impaired.